Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Chief Operating Decision-Maker for the Reportable Segments

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Six months ended June 30, 2025
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$37,622,328	$1,703,511	$-	$-	$39,325,839
Inter-segment revenue	23,726,839	-	-	(23,726,839)	-
Total segment revenue	$61,349,167	$1,703,511	$-	$(23,726,839)	$39,325,839
Segment gain (loss) before tax	$(2,585,099)	$(279,204)	$(5,320,440)	$(2,106)	$(8,186,849)
Segment including :
Depreciation	$263,102	$62,454	$268	$-	$325,824
Amortization	$65,859	$12,283	$239,664	$-	$317,806
Interest income	$(932,055)	$(14,086)	$(231,130)	$-	$(1,177,271)
Interest expense	$261,003	$32,670	$-	$-	$293,673
Tax expense (benefit)	$(684,861)	$1,000,272	$800	$-	$316,211
Segment assets	$175,406,409	$131,528,290	$104,688,196	$(248,876,841)	$162,746,054
Segment liabilities	$144,709,699	$126,321,498	$11,505,107	$(217,971,244)	$64,565,060
	Six months ended June 30, 2024
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$19,225,852	$1,448,839	$-	$-	$20,674,691
Inter-segment revenue	506,478	1,941	-	(508,419)	-
Total segment revenue	$19,732,330	$1,450,780	$-	$(508,419)	$20,674,691
Segment gain (loss) before tax	$10,331,305	$581,944	$(9,268,068)	$104,298	$1,749,479
Segment including :
Depreciation	$164,733	$18,406	$92,607	$-	$275,746
Amortization	$69,251	$4,328	$368,663	$-	$442,242
Interest income	$(158,031)	$(12,545)	$(221,879)	$-	$(392,455)
Interest expense	$256,131	$36,267	$124,207	$-	$416,605
Tax expense	$121,055	$14,330	$2,506	$-	$137,891
Segment assets	$89,569,681	$11,856,603	$121,854,568	$(90,167,488)	$133,113,364
Segment liabilities	$47,090,280	$18,218,410	$83,395,402	$(87,646,410)	$61,057,682

Note 1:	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.